Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets as of June 30, 2025 and December 31, 2024 are summarized as follows:

	June 30,	December 31,
	2025	2024
Software development	€111,443	€1,563,923
Software SKN1	248,419	248,419
Software SKN2	1,248,576	-
Computer application	33,755	33,755
Research and Development Prototypes	654,866	-
Web page	6,010	6,010
	2,303,069	1,852,107
Amortization	(187,895)	(139,132)
	€2,115,174	€1,712,975